Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	000-56338
Entity Registrant Name	FDCTECH, INC.
Entity Central Index Key	0001722731
Entity Tax Identification Number	81-1265459
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Ground Floor
Entity Address, Address Line Two	10A Eleftheriou Venizelou Street
Entity Address, City or Town	Limassol
Entity Address, Country	CY
Entity Address, Postal Zip Code	3035
City Area Code	(877)
Local Phone Number	445-6047
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false